Shareholders’ Equity - Summary of Share Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of options
Outstanding, beginning of year (shares)	8,362,211	7,043,956
Granted (shares)	1,878,670	2,501,755
Exercised (shares)	(774,739)	(88,082)
Forfeited (shares)	(214,259)	(631,549)
Expired (in shares)	(572,375)	(463,869)
Outstanding, end of year (shares)	8,679,508	8,362,211
Share options exercisable, end of year (shares)	4,435,287	3,607,391
Exercise price
Outstanding, beginning of year (per share)	$ 21.06	$ 22.49
Granted (per share)	18.77	19.46
Exercised (per share)	17.44	14.89
Forfeited (per share)	25.24	26.00
Expired (per share)	33.26	27.69
Outstanding, end of year (per share)	19.98	21.06
Share options exercisable, end of year (per share)	$ 20.72	$ 23.59